Capital transactions (Details Narrative) - $ / shares								1 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 15, 2022	Apr. 29, 2022	Apr. 29, 2022	Dec. 02, 2021	Nov. 15, 2021	Nov. 17, 2020	Nov. 17, 2020	Nov. 15, 2020	Mar. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Number of shares sold	20,000		100,000			130,000
Number of shares options exercised					300,000
Shares issued					272,118
Reverse stock split										1-for-10
Number of shares cancelled										50,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold							50,000
Share Price							$ 1.00	$ 1.00		$ 1.00
Sale of common stock private placement								50,000
Private Placement [Member] | Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold				100,000
Share Price			$ 4.00	$ 4.00
Private Placement [Member] | Two Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold		20,000
Share Price		$ 4.00
Private Placement [Member] | Independent Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold		12,500
Share Price		$ 5.00
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold						130,000
Share Price						$ 2.00				$ 2.00
Sale of common stock private placement									130,000